SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accumulated deficit	$ 107,856	$ 83,638	$ 8,020	$ 18,358